REGULATORY MATTERS (Tables)	12 Months Ended
Dec. 31, 2014
Banking and Thrift [Abstract]
Schedule Of Capital Required To Be Well Capitalized Under Banking Regulations
These new minimum capital ratios are effective on January 1, 2015, and will be fully phased in on January 1, 2019.

	Company		Subsidiary
	(Consolidated)		The First
	Amount	Ratio	Amount	Ratio
December 31, 2014
Total risk-based	$95,419	12.3%	$94,888	12.2%
Tier I risk-based	89,324	11.5%	88,793	11.4%
Tier I leverage	89,324	8.4%	88,793	8.4%

December 31, 2013
Total risk-based	$88,503	13.4%	$87,707	13.3%
Tier I risk-based	82,755	12.5%	81,979	12.4%
Tier I leverage	82,755	9.0%	81,979	8.9%

Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations
The minimum amounts of capital and ratios as established by banking regulators at December 31, 2014 and 2013, were as follows:

	Company		Subsidiary
	(Consolidated)		The First
	Amount	Ratio	Amount	Ratio
December 31, 2014
Total risk-based	$62,272	8.0%	$62,208	8.0%
Tier I risk-based	31,136	4.0%	31,104	4.0%
Tier I leverage	42,363	4.0%	42,325	4.0%

December 31, 2013
Total risk-based	$53,029	8.0%	$52,935	8.0%
Tier I risk-based	26,514	4.0%	26,467	4.0%
Tier I leverage	37,002	4.0%	36,956	4.0%